Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES:
Self-storage rental income	$ 564,162	$ 537,480	$ 1,598,199	$ 1,667,326
Ancillary operating revenue	57,898	54,298	160,019	156,132
Interest and other income	38	53	114	186
TOTAL	622,098	591,831	1,758,332	1,823,644
EXPENSES:
Depreciation	7,082	2,794	11,992	5,617
Operating	299,688	246,034	846,353	871,804
General and administrative	71,712	51,598	236,990	204,685
General partners' incentive management fee	18,060	18,058	54,176	54,174
Property management fee	28,099	30,978	86,668	91,156
Total	424,641	349,462	1,236,179	1,227,436
NET INCOME	197,457	242,369	522,153	596,208
AGGREGATE INCOME ALLOCATED TO:
General partners	1,975	2,424	5,222	5,962
Limited partners	195,482	239,945	516,931	590,246
TOTAL	197,457	242,369	522,153	596,208
Weighted average limited partnership units outstanding	31,783	31,783	31,783	31,783
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 6.15	$ 7.55	$ 16.26	$ 18.57